Accounts Receivable, Net - Schedule of Analysis of Accounts Receivable, Net of Allowance for Expected Credit Losses (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Analysis of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable	RM 31,050,630	$ 7,655,481	RM 35,022,469	RM 20,371,901
Less: allowance for expected credit losses			(982,000)	(281,479)
Total accounts receivable, net	31,050,630	7,655,481	34,040,469	20,090,422
Within 30 days [Member]
Schedule of Analysis of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable	31,050,630	7,655,481	4,577,123	4,094,700
Between 31 and 60 days [Member]
Schedule of Analysis of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable			12,291,475	6,750,000
Between 61 and 90 days [Member]
Schedule of Analysis of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable			8,330,550	6,750,000
Between 91 and 120 days [Member]
Schedule of Analysis of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable			1,500,000	1,603,950
Between 121 and 150 days [Member]
Schedule of Analysis of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable			1,590,000	1,157,351
Between 151 and 300 days [Member]
Schedule of Analysis of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable			6,733,321	15,900
More than 300 days [Member]
Schedule of Analysis of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable